Segment Data	12 Months Ended
Dec. 31, 2011
Segment Data [Abstract]
Segment Data
19. Segment Data

From January 1, 2009 until December 31, 2011, we operated our business as one operating segment, orthopaedics products, which included the design, manufacture and marketing of devices and biologic products for extremity, hip, and knee repair and reconstruction. During the first quarter of 2012, our management, including our chief executive officer, who is our chief operating decision maker, began managing our operations as two reportable business segments based on the two primary markets that we operate within: Extremities and OrthoRecon. The following information is presented as if we managed our operations as two segments for the years ended December 31, 2011, 2010 and 2009.
Our Extremities segment includes products that are used primarily in foot and ankle repair, upper extremity products, and biologics products, which are used to replace damaged or diseased bone, to stimulate bone growth and to provide other biological solutions for surgeons and their patients. Our OrthoRecon segment includes products that are used primarily to replace or repair knee, hip and other joints and bones that have deteriorated or have been damaged through disease or injury. The Corporate category shown in the table below primarily reflects general and administrative expenses not specifically associated with the Extremities or OrthoRecon segments.
Management measures segment profitability using an internal performance measure that excludes non-cash, stock-based compensation expense, restructuring charges, costs associated with the deferred prosecution agreement, and inventory step-up amortization associated with acquisitions. Assets in the OrthoRecon and Extremities segments are those assets used exclusively in the operations of each business segment or allocated when used jointly. Assets in the Corporate category are principally cash and cash equivalents, marketable securities, property, plant and equipment, and assets associated with income taxes.
Our geographic regions consist of the United States, Europe (which includes the Middle East and Africa) and Other (which principally represents Latin America, Asia, Australia and Canada). Long-lived assets are those assets located in each region. Revenues attributed to each region are based on the location in which the products were sold.
Net sales of orthopaedic products by product line and information by geographic region are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
OrthoRecon
Hip	$173,201	$176,687	$167,869
Knees	123,988	128,854	122,178
Other	5,005	4,943	5,732
Total OrthoRecon	302,194	310,484	295,779

Extremities
Foot and Ankle	107,734	97,971	79,532
Upper Extremity	27,742	26,519	27,843
Biologics	69,409	79,231	79,120
Other	5,868	4,768	5,234
Total Extremities	210,753	208,489	191,729

Total Sales	$512,947	$518,973	$487,508

	Year Ended December 31,
	2011	2010	2009
Net sales by geographic region:
United States	$295,944	$309,983	$299,587
Europe	100,739	102,431	102,379
Other	116,264	106,559	85,542
Total	$512,947	$518,973	$487,508

	December 31,
	2011	2010
Long-lived assets:
United States	$131,745	$129,450
Europe	12,226	12,383
Other	16,313	16,414
Total	$160,284	$158,247

Our subsidiary in Japan represented approximately 13%, 11%, and 10% of our total net sales in 2011, 2010, and 2009, respectively. No other single foreign country accounted for more than 10% of our total net sales during 2011, 2010, or 2009.

Selected financial information related to our segments is presented below for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Year ended December 31, 2011
	OrthoRecon	Extremities	Corporate	Total
Sales	$302,194	$210,753	$—	$512,947
Depreciation expense	26,070	10,876	3,281	40,227
Amortization expense	458	2,412	—	2,870
Segment operating income	60,895	46,989	(49,139)	58,745
Other:
Non-cash, stock-based compensation				(9,108)
DPA related				(12,920)
Restructuring charges				(16,876)
Employment matters				(2,017)
Product liability provision				(13,199)
Inventory step-up amortization				(32)
Operating income				4,593
Interest expense, net				6,529
Other expense, net				4,719
(Loss) Income before taxes				$(6,655)
Capital expenditures	$19,031	$12,926	$15,000	$46,957
Total Assets	$303,018	$191,718	$259,844	$754,580

	Year ended December 31, 2010
	OrthoRecon	Extremities	Corporate	Total
Sales	$310,484	$208,489	$—	$518,973
Depreciation expense	24,793	8,723	2,043	35,559
Amortization expense	313	2,398	—	2,711
Segment operating income	55,295	44,700	(37,823)	62,172
Other:
Non-cash, stock-based compensation				(13,177)
DPA related				(10,902)
Restructuring charges				(919)
Operating income				37,174
Interest expense, net				6,123
Other expense, net				130
Income before taxes				$30,921
Capital expenditures	$27,492	$12,846	$8,700	$49,038
Total Assets	$306,245	$180,868	$268,126	$755,239

	Year ended December 31, 2009
	OrthoRecon	Extremities	Corporate	Total
Sales	$295,779	$191,729	$—	$487,508
Depreciation expense	23,236	7,735	1,746	32,717
Amortization expense	2,909	2,242	—	5,151
Segment operating income	37,459	50,087	(33,366)	54,180
Other:
Non-cash, stock-based compensation				(13,191)
DPA related				(7,845)
Restructuring charges				(3,544)
Write-down of international receivable				(5,579)
Inventory step-up amortization				(70)
Operating income				23,951
Interest expense, net				5,466
Other expense, net				2,873
Income before taxes				$15,612
Capital expenditures	$22,574	$9,925	$4,691	$37,190